Stockholders' Equity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of issued preferred stock
Services rendered-officers Valuation			$ 8,292
Services rendered-officers Range of Value per Share			$ 83
Preferred Stock [Member]
Summary of issued preferred stock
Services rendered-officers Quantity of Shares	10	10	100
Services rendered-officers Valuation	830	830	8,292
Services rendered-officers Range of Value per Share	$ 83	$ 83.00	$ 82.92
Preferred Stock [Member] | Services rendered - officers [Member]
Summary of issued preferred stock
Services rendered-officers Quantity of Shares	10	10	100
Services rendered-officers Valuation	$ 830	$ 830	$ 8,292
Services rendered-officers Range of Value per Share	$ 83	$ 83.00	$ 82.92